COMPENSATION EXPENSE - Compensation Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	$ 21,431
PSU expense	2,332	$ (443)
Ending balance	25,244	21,431
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	73	631
Cash-based	20,307	15,922
Payments	(16,186)	(16,270)
Translation adjustment	(497)	(210)
Ending balance	3,697	73
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	21,431	11,688
Cash-based	16,635	13,532
Payments	(11,685)	(3,775)
Translation adjustment	(1,137)	(14)
Ending balance	25,244	21,431
Performance Share Units (PSUs) | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance	12,064	6,489
PSU expense	1,889	10,321
Payments	(7,061)	(4,755)
Translation adjustment	(262)	9
Ending balance	$ 6,630	$ 12,064